9. Income and Social Contribution Taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets—Deferred income and social contribution taxes on:
Provision for impairment of assets	R$ 47,592	R$ 46,254
Provisions for tax, civil, and labor risks	145,767	163,096
Provision for post-employment benefits	81,199	54,185
Provision for differences between cash and accrual basis	40,755	18,452
Goodwill	14,234	17,823
Business combination – fiscal basis vs. accounting basis of goodwill	74,972	68,064
Provision for asset retirement obligation	19,111	23,419
Other provisions	146,002	136,463
Tax losses and negative basis for social contribution carryforwards (d)	201,471	78,682
Total	771,103	606,438
Offset the liabilities balance	(225,492)	(189,094)
Net balance of assets	545,611	417,344
Liabilities—Deferred income and social contribution taxes on:
Revaluation of property, plant, and equipment	2,109	2,640
Lease	3,361	3,899
Provision for differences between cash and accrual basis	44,440	59,264
Provision for goodwill/negative goodwill	131,811	74,895
Business combination – fair value of assets	45,414	46,202
Temporary differences of foreign subsidiaries	955	2,290
Other provisions	35,926	7,549
Total	264,016	196,739
Offset the assets balance	(225,492)	(189,094)
Net balance of liabilities	R$ 38,524	R$ 7,645